Prudential World Fund, Inc.

100 Mulberry Street

Gateway Center Three, 4th Floor

Newark, New Jersey 07102

January 4, 2006

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC  20549

RE:	Prudential World Fund, Inc.
Registration Nos. 2-89725 and 811-3981

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses and the Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N1-A, which was electronically filed with the Commission on December 30, 2005.

The foregoing is being filed electronically via the EDGAR system.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary